Accounts Receivable - Summary of Accounts Receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
Trade receivables	$ 10,865	$ 15,786
Other receivables		112
Accounts receivable	$ 10,865	$ 15,898